Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Share Capital	Tax incentives	Stock options granted	Share issuance costs	Treasury shares	Legal Reserve	Reserve for capital increase	Special statutory reserve	Dividends proposed	Other reserves	Retained earnings	Total	Non-controlling interest	Total
Balances, beginning of year at Dec. 31, 2015	R$ 6,241,753	R$ 75,317	R$ 23,091	R$ (15,442)	R$ (288,858)	R$ 231,926	R$ 469,889			R$ 2,450,083		R$ 9,187,759		R$ 9,187,759
Total comprehensive income (loss)
Net income (loss) for the year											1,677,815	1,677,815		1,677,815
Actuarial gain (loss) net of deferred taxes										(35,919)		(35,919)		(35,919)
Exchange variation on conversion of financial statements and on foreign investments										(45,720)		(45,720)		(45,720)
Transactions with shareholders:
Stock options granted			3,341									3,341		3,341
Sale of treasury shares to meet stock-based compensation plan					8,515							8,515		8,515
Dividends distributed							(300,000)					(300,000)		(300,000)
Reversal of time-barred dividends											26	26		26
Internal changes in equity:
Partial realization of assets' deemed cost adjustment, net of deferred taxes										(53,877)	53,877
Reserve for tax incentives Sudene-reduction of 75%		124,085									(124,085)
Transfer between reserves						84,600	1,036,985	115,220			(1,236,805)
Issue of treasury shares to employees			(6,678)		6,678
Minimum mandatory dividends											(370,828)	(370,828)		(370,828)
Balances, end of year at Dec. 31, 2016	6,241,753	199,402	19,754	(15,442)	(273,665)	316,526	1,206,874	115,220		2,314,567		10,124,989		10,124,989
Total comprehensive income (loss)
Net income (loss) for the year											1,820,994	1,820,994		1,820,994
Actuarial gain (loss) net of deferred taxes										2,754		2,754		2,754
Exchange variation on conversion of financial statements and on foreign investments										38,006		38,006		38,006
Transactions with shareholders:
Stock options granted			1,521									1,521		1,521
Sale of treasury shares to meet stock-based compensation plan					8,514							8,514		8,514
Treasury shares acquired					(82)							(82)		(82)
Interest on own capital											(199,835)	(199,835)		(199,835)
Reversal of time-barred dividends											29	29		29
Internal changes in equity:
Partial realization of assets' deemed cost adjustment, net of deferred taxes										(56,999)	56,999
Cancelation of treasury					17,107						(17,107)			17,107
Reserve for tax incentives Sudene-reduction of 75%		196,604									(196,604)
Transfer between reserves						90,372	1,074,444	119,380			(1,284,196)
Issue of treasury shares to employees			(7,038)		7,038
Minimum mandatory dividends											(180,280)	(180,280)		(180,280)
Balances, end of year at Dec. 31, 2017	6,241,753	396,006	14,237	(15,442)	(241,088)	406,898	2,281,318	234,600		2,298,328		11,616,611		11,616,611
Total comprehensive income (loss)
Net income (loss) for the year											319,693	319,693	121	319,814
Actuarial gain (loss) net of deferred taxes										(45,741)		(45,741)		(45,741)
Exchange variation on conversion of financial statements and on foreign investments										137,546		137,546		137,546
Transactions with shareholders:
Stock options granted			5,170									5,170		5,170
Sale of treasury shares to meet stock-based compensation plan					8,516							8,516		8,516
Non-controlling interest arising on business combination													13,807	13,807
Reversal of time-barred dividends								66				66		66
Internal changes in equity:
Partial realization of assets' deemed cost adjustment, net of deferred taxes										(68,424)	68,424
Exercise of share option			(14,307)		14,307
Reserve for tax incentives Sudene-reduction of 75%		288,557									(288,557)
Constitution of special statutory reserve								7,882			(7,882)
Constitution of the legal reserve						15,917					(15,917)
Constitution of a reserve for capital increase							70,940				(70,940)
Complementary Dividends for the year 2017							(29,976)					(29,976)		(29,976)
Proposed dividends from management							(596,534)		596,534
Minimum mandatory dividends											(3,466)	(3,466)		(3,466)
Unrealized net revenue of 2017							4,880	62			(1,355)	3,588		3,588
Balances, end of year at Dec. 31, 2018	R$ 6,241,753	R$ 684,563	R$ 5,100	R$ (15,442)	R$ (218,265)	R$ 422,815	R$ 1,730,629	R$ 242,612	R$ 596,534	R$ 2,321,708		R$ 12,012,007	R$ 13,928	R$ 12,025,935